OTHER REVENUES	12 Months Ended
Dec. 31, 2019
OTHER REVENUES
OTHER REVENUES

25.   OTHER REVENUES

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Gain on disposal of subsidiaries	87,217	5,754	6	1
VAT refund	33,523	4,635	3,885	558
Sales of silver products	13,546	15	—	—
Sales of application services	6,475	55,513	26,173	3,760
Government grants and others	63,650	34,498	19,309	2,773
Total	204,411	100,415	49,373	7,092

Government grants and others primarily consist of financial subsidies granted by provincial and local governments for operating a business in their jurisdiction. The government grants are non-recurring in nature and there is no assurance that the Group will continue to receive such government grants in the future.

During the year ended December 31, 2017, 2018 and 2019, the Group recognized VAT refund of RMB 33.52 million, RMB 4.64 million and RMB 3.89 million, respectively, based on the VAT preferential policy issued by the State Administration of Tax. VAT refund is recoginized when there is resonable assurance that they will be received and amounts can be reasonably estimated. VAT refund is first recorded to offset the corresponding cost recognized by the Group, any excess refund is recognized in other revenue. The outstanding VAT refund receivable is RMB 7.69 million, RMB 11.77 million and RMB 1.15 million as at December 31, 2017, 2018 and 2019, respectively.

During the year ended December 31, 2017, 2018 and 2019, the group recoginzed application service revenue of RMB 6.48 million, RMB 55.51 million and RMB 26.17 million, respectively. Sales of application services comprise the sales of a license subscription bundled with customer support service during the license period. Revenue from sales of application services are amortized over the term of the arrangement.

In 2017, the Group disposed eight subsidiaries, including Sheng Ding, Da Xiang Ping Tai, Tian Jin Da Xiang, Da Xiang Shun Yi, Rong Jin Hui Yin, Jin Xiang Yin Rui, Yin Ru Yi and Yin Tian Xia Products, to third parties. The Group realized a disposal gain of RMB 87.22 million in total.

In 2018, the Group disposed one subsidiary, Tian Xi, to a former management personnel of the Group. The Group realized a disposal gain of RMB 5.75 million.

In 2019, the Group disposed one subsidiary, Xu Liang, to a former management personnel of the Group. The Group realized a disposal gain of RMB 6 thousand. No outstanding receivables relating to disposal of subsidiaries as at December 31, 2019.